Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
AQR Managed Futures Strategy HV Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AQR Managed Futures Strategy HV Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AQR Managed Futures Strategy HV Fund (the “Fund”) seeks positive absolute returns.As further described under “Details About the AQR Managed Futures Strategy HV Fund” in the Fund’s prospectus, a “positive absolute return” seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. In accordance with industry practice, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate, which leads to the 0% portfolio turnover rate reported above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate (as discussed below under “Principal Investment Strategies of the Fund”).
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2025, as discussed in Footnote No. 2 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by allocating assets among four major asset classes (commodities, currencies, equities and fixed income).The “HV” in the Fund’s name reflects its “higher volatility” approach. The Adviser, on average, will target an annualized volatility level for the Fund ranging between 7% and 20%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. The actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions. Higher volatility generally indicates higher risk. Actual or realized volatility can and will differ from the forecasted or target volatility described above.Generally, the Fund gains exposure to asset classes by investing in several hundred futures contracts, futures-related instruments, forwards and swaps, including, but not limited to, commodity futures, forwards and swaps; currencies, currency futures and forwards; equities, equity index futures, equity swaps and volatility futures; bond futures and swaps; interest rate futures and swaps and credit default index swaps (collectively, the “Instruments”). The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.The Adviser uses a proprietary, systematic and quantitative process which seeks to benefit from price trends in commodity, currency, equity, volatility, credit and fixed income Instruments. As part of this process, the Fund will take either a long or short position in a given Instrument. The size and type (long or short) of the position taken will relate to various factors, including the Adviser’s systematic assessment of a trend, utilizing both price and fundamental data, and its likelihood of continuing as well as the Adviser’s estimate of the Instrument’s risk. The owner of a long position in an instrument will benefit from an increase in the price of the instrument, or, in the case of a derivative instrument, from an increase in the price of the underlying instrument. The owner of a short position in an instrument will benefit from a decrease in the price of the instrument, or, in the case of a derivative instrument, from a decrease in the price of the underlying instrument. The Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class. The Fund may have exposure to companies of any market capitalization. There is no percentage limit on the Fund's exposure to below investment-grade fixed income securities or to small less-liquid equity securities.Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the asset class and that Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its net long and short exposures. For example, the Fund, on average, could hold instruments that provide five to six times the net return of a broad- or narrow-based securities index. For more information on these and other risk factors, please see the “Principal Risks of Investing in the Fund” section of the prospectus.When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300% per year).A significant portion of the Fund's assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on.The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forwards and swaps (which may include swaps on commodity futures), and will hold cash and Cash Equivalents. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Fund and the Subsidiary will comply with Rule 18f-4 on a consolidated basis with respect to investments in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting https://funds.aqr.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://funds.aqr.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares—Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly ReturnLowest Quarterly Return27.75%3/31/22-12.21%6/30/15
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2023
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	 After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes and the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares for the periods ended December 31, 2023 to the ICE BofA US 3-Month Treasury Bill Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes and the return after taxes on distributions due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
AQR Managed Futures Strategy HV Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
AQR Managed Futures Strategy HV Fund | Below Investment Grade Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Below Investment Grade Securities Risk: Although bonds rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.
AQR Managed Futures Strategy HV Fund | China Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	China Risk: Despite economic and market reforms implemented over the last few decades, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Investing in China also involves risks of losses due to expropriation, nationalization, confiscation of assets and property, and the imposition of restrictions on foreign investments and on repatriation of capital invested. There is also the risk that the U.S. Government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers which may negatively affect the liquidity and price of their securities. There can be no assurance that economic reforms implemented over the past few decades will continue or that they will be respected.
AQR Managed Futures Strategy HV Fund | Commodities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Additionally, the Fund may gain exposure to the commodities markets through investments in exchange-traded notes, the value of which may be influenced by, among other things, time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in underlying markets, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument.
AQR Managed Futures Strategy HV Fund | Common Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Common Stock Risk: The Fund may invest in, or have exposure to, common stocks. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
AQR Managed Futures Strategy HV Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk: The Fund may enter into various types of derivative contracts as described below under “Derivatives Risk”. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund.
AQR Managed Futures Strategy HV Fund | Credit Default Swap Agreements Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Default Index Swap Agreements Risk: The Fund may enter into credit default index swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
AQR Managed Futures Strategy HV Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: Credit risk refers to the possibility that the issuer of a security or the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.
AQR Managed Futures Strategy HV Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: Currency risk is the risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.
AQR Managed Futures Strategy HV Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include, as further described in the section entitled “Principal Investment Strategies of the Fund,” futures contracts, forward contracts and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
AQR Managed Futures Strategy HV Fund | Emerging Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Market Risk: The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Emerging markets generally have less stable political systems, less developed securities settlement procedures and may require the establishment of special custody arrangements. Emerging securities markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation as developed markets, which could impact the Adviser's ability to evaluate these securities and/or impact Fund performance.
AQR Managed Futures Strategy HV Fund | Foreign Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investments Risk: Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:•The Fund generally holds its foreign instruments and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.•Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.•The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.•The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.•Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.•Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.•The regulatory, financial reporting, accounting, recordkeeping and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.
AQR Managed Futures Strategy HV Fund | Futures Contract Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward and Futures Contract Risk: The successful use of forward and futures contracts draws upon the Adviser’sskill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
AQR Managed Futures Strategy HV Fund | Hedging Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).
AQR Managed Futures Strategy HV Fund | High Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.
AQR Managed Futures Strategy HV Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by the Adviser.
AQR Managed Futures Strategy HV Fund | Investment in Other Investment Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. Government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Moreover, prime money market mutual funds are required to use floating NAVs that do not preserve the value of the Fund’s investment at $1.00 per share.
AQR Managed Futures Strategy HV Fund | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk: As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts, forward contracts, swaps and other derivative instruments to gain long and short exposure across four major asset classes (commodities, currencies, fixed income and equities). These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying instrument, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the Fund while employing leverage will be more volatile and sensitive to market movements.
AQR Managed Futures Strategy HV Fund | Manager Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Manager Risk: If the Adviser makes poor investment decisions, it will negatively affect the Fund’s investment performance.
AQR Managed Futures Strategy HV Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. Recently, there have been inflationary price movements and rising interest rates. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
AQR Managed Futures Strategy HV Fund | Mid Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Securities Risk: The Fund may invest in, or have exposure to, the securities of mid-cap companies. The prices of securities of mid-cap companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large-cap companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession.
AQR Managed Futures Strategy HV Fund | Model and Data Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model and Data Risk: Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and information and traditional and non-traditional data supplied or made available by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.The Adviser currently makes use of non-traditional data, also known as “alternative data” (e.g., data related to consumer transactions or other behavior, social media sentiment, and internet search and traffic data). There can be no assurance that using alternative data will result in positive performance. Alternative data is often less structured than traditional data sets and usually has less history, making it more complicated (and riskier) to incorporate into quantitative models. Alternative data providers often have less robust information technology infrastructure, which can result in data sets being suspended, delayed, or otherwise unavailable. In addition, as regulators have increased scrutiny of the use of alternative data in making investment decisions, the changing regulatory landscape could result in legal, regulatory, financial and/or reputational risk.The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.The Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that model modifications will enable the Fund to achieve its investment objective.
AQR Managed Futures Strategy HV Fund | Momentum Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Momentum Style Risk: Investing in or having exposure to securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.
AQR Managed Futures Strategy HV Fund | Real Estate Related Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real Estate-Related Investment Risk: Investments in real estate-related investments are subject to unique risks. Adverse developments affecting the real estate industry and real property values can cause the stocks of these companies to decline. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. Historically, the returns from the stocks of real estate-related investments, which typically are small- or mid-capitalization stocks, have performed differently from the overall stock market.
AQR Managed Futures Strategy HV Fund | Short Sale Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Short Sale Risk: The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.
AQR Managed Futures Strategy HV Fund | Small-Cap Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small-Cap Securities Risk: Investments in or exposure to the securities of companies with smaller market capitalizations involve higher risks in some respects than do investments in securities of larger companies. For example, prices of such securities are often more volatile than prices of large capitalization securities. In addition, due to thin trading in some such securities, an investment in these securities may be less liquid (i.e., harder to sell) than that of larger capitalization securities. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.
AQR Managed Futures Strategy HV Fund | Subsidiary Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiaryis not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Fund and the Subsidiary will be subject to the same investment restrictions and limitations on a consolidated basis, and to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.
AQR Managed Futures Strategy HV Fund | Swap Agreements Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swap Agreements Risk: Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. Additionally, certain unexpected market events or significant adverse market movements could result in the Fund not holding enough assets to be able to meet its obligations under the agreement. Such occurrences may negatively impact the Fund’s ability to implement its principal investment strategies and could result in losses to the Fund.
AQR Managed Futures Strategy HV Fund | Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk: In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10 percent of its gross income.The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
AQR Managed Futures Strategy HV Fund | U.S. Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.
AQR Managed Futures Strategy HV Fund | Value Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Style Risk: Investing in or having exposure to “value” securities presents the risk that the securities may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the security’s true value or because the Adviser misjudged that value. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.
AQR Managed Futures Strategy HV Fund | Volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
AQR Managed Futures Strategy HV Fund | Volatility Futures Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Volatility Futures Risk: The Fund may take long and short positions in volatility index futures. A volatility index generally attempts to reflect the projected future volatility of a specific market index by calculating the average price of listed options on the specific market index. The prices of options on market indices have tended to increase during periods of heightened volatility in the underlying market and decrease during periods of greater stability in the underlying market, which would result in increases or decreases, respectively, in the level of the volatility index. Investments in volatility index futures are subject to the risk that the Fund is incorrect in its forecast of volatility for the underlying index, and may have the potential for unlimited loss.
AQR Managed Futures Strategy HV Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.45%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Interest Expense	rr_Component2OtherExpensesOverAssets	0.03%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.39%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.71%	[3]
1 Year	rr_ExpenseExampleYear01	$ 174
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	1,009
10 Years	rr_ExpenseExampleYear10	$ 2,207
2014	rr_AnnualReturn2014	14.68%
2015	rr_AnnualReturn2015	2.48%
2016	rr_AnnualReturn2016	(13.07%)
2017	rr_AnnualReturn2017	(1.72%)
2018	rr_AnnualReturn2018	(14.44%)
2019	rr_AnnualReturn2019	1.81%
2020	rr_AnnualReturn2020	(0.65%)
2021	rr_AnnualReturn2021	(2.11%)
2022	rr_AnnualReturn2022	50.00%
2023	rr_AnnualReturn2023	(0.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.21%)
OneYear	rr_AverageAnnualReturnYear01	(0.58%)
FiveYear	rr_AverageAnnualReturnYear05	8.11%
TenYear	rr_AverageAnnualReturnYear10	2.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
AQR Managed Futures Strategy HV Fund | N
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.45%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.03%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.39%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.96%	[3]
1 Year	rr_ExpenseExampleYear01	$ 199
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,137
10 Years	rr_ExpenseExampleYear10	$ 2,468
OneYear	rr_AverageAnnualReturnYear01	(0.81%)
FiveYear	rr_AverageAnnualReturnYear05	7.85%
TenYear	rr_AverageAnnualReturnYear10	2.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 16, 2013
AQR Managed Futures Strategy HV Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.45%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Interest Expense	rr_Component2OtherExpensesOverAssets	0.03%
All Other Expenses	rr_Component3OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses after Expense Reimbursements	rr_NetExpensesOverAssets	1.61%	[3]
1 Year	rr_ExpenseExampleYear01	$ 164
3 Years	rr_ExpenseExampleYear03	550
5 Years	rr_ExpenseExampleYear05	961
10 Years	rr_ExpenseExampleYear10	$ 2,110
OneYear	rr_AverageAnnualReturnYear01	(0.34%)
FiveYear	rr_AverageAnnualReturnYear05	8.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 2014
AQR Managed Futures Strategy HV Fund | Return After Taxes on Distributions | I
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(3.47%)
FiveYear	rr_AverageAnnualReturnYear05	4.69%
TenYear	rr_AverageAnnualReturnYear10	0.12%
AQR Managed Futures Strategy HV Fund | Return After Taxes on Distributions and Sale of Fund Shares | I
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(0.34%)
FiveYear	rr_AverageAnnualReturnYear05	4.67%
TenYear	rr_AverageAnnualReturnYear10	0.81%
AQR Managed Futures Strategy HV Fund | ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) | N
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	5.01%
FiveYear	rr_AverageAnnualReturnYear05	1.88%
TenYear	rr_AverageAnnualReturnYear10	1.25%
AQR Managed Futures Strategy HV Fund | ICE BofA US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) | R6
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	5.01%
FiveYear	rr_AverageAnnualReturnYear05	1.88%
Since Inception	rr_AverageAnnualReturnSinceInception	1.34%	[4]

[1]	Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund's investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.
[2]	The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. "Specified Expenses" for this purpose include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2025. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
[3]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.93% for Class N Shares, 1.68% for Class I Shares and 1.58% for Class R6 Shares if Interest Expense is not included.
[4]	Since inception performance is shown for Class R6 since it does not have 10 years of performance history.